Other Charges (Recoveries) - Schedule of Charges (Recoveries) (Details) - USD ($) $ in Millions	3 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Analysis of income and expense [abstract]
Restructuring charges			$ 37.9	$ 35.4	$ 28.9
Losses on pension and non-pension post-employment benefit plans	$ 63.3	$ 1.9	4.1	0.0	1.9
Transition Costs (Recoveries)			(95.8)	13.2	1.6
Credit Facility-related charges			2.0	1.2	0.0
Acquisition Costs and other			1.9	11.2	4.6
Other expense			$ (49.9)	$ 61.0	$ 37.0